Borrowings and derivative financial instrument - R5.5 billion RCF (Details) R in Millions			12 Months Ended
	Dec. 06, 2024 ZAR (R) extension_option	Oct. 25, 2019 ZAR (R) extension_option	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Aug. 16, 2024 ZAR (R)
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			R 41,687	R 36,618	R 22,728
Loans raised			7,912	8,278	14,431
Loans repaid			(4,883)	(3,335)	(1,323)
Accrued interest			1,793	1,946	1,192
Accrued interest paid			(2,086)	(1,947)	(1,175)
Balance at end of the year			43,257	41,687	36,618
Current portion of balance			(11,402)	(552)	(11,672)
Non-current portion of balance			31,855	41,135	24,946
R5.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt		R 5,500
Net debt to EBITDA threshold		2.0
Term of facility		3 years
Number of one-year extensions | extension_option		2
Borrowings, term of extension		1 year
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			0	4,000	0
Loans raised			0	0	5,000
Loans repaid			0	0	(1,000)
Accrued interest			0	319	125
Accrued interest paid			0	(319)	(125)
Inter bank transfer			0	(4,000)	0
Balance at end of the year			0	0	4,000
Current portion of balance			0	0	(4,000)
Non-current portion of balance			0	0	0
R5.5 billion RCF | - JIBAR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate margin		2.40%
R5.5 billion RCF | - JIBAR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate margin		2.60%
R6.5 billion RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt	R 6,500					R 6,500
Term of facility	3 years
Number of one-year extensions | extension_option	2
Borrowings, term of extension	1 year
Reconciliation Of Changes In Borrowings [Abstract]
Balance at beginning of the year			3,000	0	0
Loans raised			3,000	1,000	0
Loans repaid			(3,500)	(2,000)	0
Accrued interest			248	97	0
Accrued interest paid			(248)	(97)	0
Inter bank transfer			0	4,000	0
Balance at end of the year			2,500	3,000	0
Current portion of balance			0	0	0
Non-current portion of balance			R 2,500	R 3,000	R 0